Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of net debt and corresponding gearing ratios
The net debt and corresponding gearing ratios at December 31, 2020 and 2019 were as follows:

	2020	2019

Borrowings and lease liabilities	492,535	637,484
Debentures	335,250	835,230
Structured financing (Note 23 (i))	874,771	—
Total debt	1,702,556	1,472,714
Cash	(1,954,788)	(109,922)
Securities purchased under agreements to resell	(593,673)	(654,057)
Certificate deposits (Securities)	(111,927)	(123,817)
Net debt	(957,832)	584,918

Total equity	10,894,609	7,153,396
Total capital	9,936,777	7,738,313
Gearing ratio %	(9.64)%	7.56%